Leases (Details) - Schedule of Maturities of Operating Lease Liabilities - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Maturities of Operating Lease Liabilities [Abstract]
2024	$ 202,308
2025	405,855	$ 406,286
2026	407,207	405,855
2027	363,943	407,207
2028	90,000	363,943
Total minimum lease payments	1,469,313	1,673,291
Less: imputed interest	(519,960)	(646,654)
Present value of future minimum lease payments	949,353	1,026,637
Less current obligation under leases	(182,314)	(161,524)	$ (58,259)
Non-current lease obligations	$ 767,039	$ 865,113	$ 113,307